ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2017
ALLOWANCES FOR DOUBTFUL RECEIVABLES [Abstract]
ALLOWANCES FOR DOUBTFUL RECEIVABLES
5. ALLOWANCE FOR DOUBTFUL ACCOUNTS

Along with the recovery of solar industry and continued legal actions, the Group was able to collect payments on its doubtful accounts, as such, allowance of $2,026,567, $1,053,041and $2,750 previously recorded have been reversed in 2015, 2016 and 2017 respectively.

Analysis of allowances for doubtful accounts is as follows:

	Year ended December 31,
	2015	2016	2017
Beginning of the year	$3,189,110	$1,087,465	$10,163
Reversal during the year	(2,026,567)	(1,053,041)	(2,750)
Foreign exchange effect	(75,078)	(24,261)	580
Closing balance	$1,087,465	$10,163	$7,993